Operational Ratios	12 Months Ended
Dec. 31, 2023
Operational Ratios
Operational Ratios

30.	Operational Ratios

The Brazilian Central Bank requires financial institutions to maintain a Regulatory Capital (RC), Tier 1 Capital, and Common Equity Tier 1 Capital (CET1) that are compatible with the risks inherent in their activities, exceeding the minimum Required Regulatory Capital, represented by aggregating the credit risk, market risk, and operational risk components.

As established in CMN Resolution No. 4,958/2021, the Regulatory Capital requirement is set at 11.50%%, comprising 8.00% of Minimum Regulatory Capital, 2.50% of Capital Conservation Buffer, and 1.00% of Systemic Risk Buffer. The Tier 1 Capital Ratio stands at 9.50%, and the Minimum Common Equity Tier 1 Capital is 8.00%. Continuing with the implementation of the rules set forth by CMN Resolution No. 4,955/2021, the calculation of capital adequacy ratios is conducted on a consolidated basis, utilizing data from the Prudential Conglomerate, as established by CMN Resolution No. 4,950/2021, demonstrated below:

	Financial Conglomerate
Thousand of reais	2023	2022	2021
Tier I Regulatory Capital	81,259.1	75,943.7	76,969.9
Principal Capital	75,042.8	69,229.0	69,919.8
Supplementary capital	6,216.3	6,714.7	7,050.1
Tier II Regulatory Capital	13,644.2	13,109.8	12,591.3
Regulatory Capital (Tier I and II)	94,903.3	89,053.5	89,561.2
Credit Risk (1)	560,780.9	559,230.6	527,119.3
Market Risk (2)	33,002.7	19,332.1	15,122.2
Operational Risk	60,491.1	60,073.2	58,499.8
Total RWA (3)	654,274.7	638,635.9	600,741.3
Basel I Ratio	12.43	11.89	12.81
Basel Principal Capital	11.48	10.84	11.64
Basel Regulatory Capital	14.51	13.94	14.91
(1)	Credit risk exposures subject to capital requirement calculations under the standardized approach (RWACPAD) are based on the procedures established by BCB Resolution No. 229, dated May 12, 2022.
(2)	Includes the portions for market risk exposures subject to variations in foreign currency coupon rates (RWAjur2), price indices (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified in the trading portfolio (RWAacs) and portions for exposure to gold, foreign currency and transactions subject to exchange variation (RWAcam).
(3)	Risk-Weighted Assets

Banco Santander discloses its Risk Management Report on a quarterly basis, which includes information on risk management, a concise description of the Recovery Plan, capital management, RC, and RWA. The report, providing more detailed insights into the assumptions, framework, and methodologies, is available at www.santander.com.br/ri.

Financial institutions are required to maintain the allocation of funds to fixed assets in alignment with the adjusted Regulatory Capital level. The funds allocated to fixed assets, determined on a consolidated basis, are limited to 50% of the value of the adjusted Regulatory Capital, as per current regulations. Banco Santander is in compliance with the established requirements.